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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 10-D

                               ASSET-BACKED ISSUER
             DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15(D) OF
                       THE SECURITIES EXCHANGE ACT OF 1934

    For the monthly distribution period from April 1, 2007 to April 30, 2007

             Commission File Number of issuing entity: 333-131211-19

              GMACM HOME EQUITY LOAN TRUST 2007-HE1 (Exact name of
                   issuing entity as specified in its charter)

                 Commission File Number of depositor: 333-131211

                    RESIDENTIAL ASSET MORTGAGE PRODUCTS, INC.
              (Exact name of depositor as specified in its charter)

                               GMAC MORTGAGE, LLC
               (Exact name of sponsor as specified in its charter)

          New York                                        None
----------------------------------             ------------------------------
  (State or other jurisdiction of           (I.R.S. Employer Identification No.)
incorporation or organization of
the issuing entity)


   c/o GMAC Mortgage, LLC, as Servicer
          100 Witmer Road
             Horsham, PA                              19044
(Address of principal executive offices of          (Zip Code)
             issuing entity)

             (215) 682-1000 (Telephone number, including area code)

                                       N/A
           (Former name, former address, if changed since last report)

 Title of Class          Registered/reported pursuant to (check one)

                       Section 12(b) Section 12(g)Section 15(d) Name of exchange
 Mortgage Pass Through                                        (If Section 12(b))
Certificates, Series
2007-HE1, in  the classes
specified herein           [___]         [___]        [ X ]      _______________

Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days.


Yes   X      No __


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                        PART I - DISTRIBUTION INFORMATION

ITEM 1 - DISTRIBUTION AND POOL PERFORMANCE INFORMATION.

         The  response  to Item 1 is set  forth  in part  herein  and in part in
Exhibit 99.1.

         Introductory and explanatory information regarding the material terms, parties and distributions described herein and in Exhibit 99.1 is included in the Prospectus Supplement relating to the GMACM Home Equity Loan-Backed Term Notes, Series 2007-HE1 (the "Notes") dated March 28, 2007, and related Prospectus dated December 4, 2006 (collectively, the "Prospectus"), of the GMACM Home Equity Loan Trust 2007-HE1 (the "Issuing Entity") filed with the Securities and Exchange Commission pursuant to Rule 424(b)(5) under the Securities Act of 1933. The following classes of Notes were offered under the Prospectus: Class A-1, Class A-2, Class A-3, Class A-4 and Class A-5.

                           PART II - OTHER INFORMATION

ITEM 2 - LEGAL PROCEEDINGS

On or about May 17, 2007, The Bank of New York was made aware by means of various press reports that a lawsuit was filed against The Bank of New York by a Russian Agency described as the Federal Customs Service. While The Bank of New York has not seen the complaint, based on its knowledge of the facts, The Bank of New York believes any such suit would be totally without merit, if not frivolous, and The Bank of New York would expect to defend itself.

ITEM 3 - SALES OF SECURITIES AND USE OF PROCEEDS.

Nothing to report.

ITEM 4 - DEFAULTS UPON SENIOR SECURITIES.

Nothing to report.

ITEM 5 - SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Nothing to report.

ITEM 6 - SIGNIFICANT OBLIGORS OF POOL ASSETS.

Inapplicable.

ITEM 7 - SIGNIFICANT ENHANCEMENT PROVIDER INFORMATION.

Nothing to report.

ITEM 8 - OTHER INFORMATION.

Nothing to report.
ITEM 9 - EXHIBITS

         (a) Documents filed as part of this report.

Exhibit 99.1      May 2007 Monthly Statement to Noteholders

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                                   SIGNATURES




         Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.


Dated:  May 25, 2007



                                GMACM Home Equity Loan Trust 2007-HE1
                                (Issuing entity)

                                By:  GMAC Mortgage, LLC, as Servicer


                                         By:  /s/ Jeff Demshock
                                              Name:   Jeff Demshock
                                              Title:  Limited Signing Officer


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                EXHIBIT 99.1 -- MONTHLY STATEMENT TO NOTEHOLDERS